T. ROWE PRICE Mid-Cap Growth Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.1%
COMMUNICATION SERVICES 5.7%
Entertainment 2.6%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,844,700 252,212
Spotify Technology (1) 2,190,400 578,047
830,259
Interactive Media & Services 0.7%
Match Group (1) 4,994,200 181,190
Reddit, Class A (1) 600,000 29,592
210,782
Media 2.4%
New York Times, Class A  2,996,500 129,509
Trade Desk, Class A (1) 7,235,900 632,562
762,071
Total Communication Services 1,803,112
CONSUMER DISCRETIONARY 11.3%
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions (1) 995,900 112,895
112,895
Hotels, Restaurants & Leisure 5.5%
Caesars Entertainment (1) 3,994,600 174,724
Chipotle Mexican Grill (1) 12,500 36,335
Domino's Pizza  1,156,300 574,542
Hilton Worldwide Holdings  2,671,300 569,815
Yum! Brands  2,946,000 408,463
1,763,879
Specialty Retail 5.0%
Bath & Body Works  5,748,800 287,555
Burlington Stores (1) 1,623,100 376,867
Five Below (1) 1,048,500 190,177
Ross Stores  2,696,300 395,709
Tractor Supply  323,600 84,693
Ulta Beauty (1) 499,300 261,074
1,596,075
Textiles, Apparel & Luxury Goods 0.4%
Birkenstock Holding (1) 1,419,100 67,053
Lululemon Athletica (1) 164,800 64,379
131,432
Total Consumer Discretionary 3,604,281

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 3.7%
Beverages 0.2%
Boston Beer, Class A (1) 248,900 75,770
75,770
Consumer Staples Distribution & Retail 2.2%
Casey's General Stores  896,200 285,395
Dollar General  548,400 85,583
Dollar Tree (1) 2,597,000 345,791
716,769
Food Products 0.6%
McCormick  998,900 76,725
TreeHouse Foods (1) 2,996,500 116,714
193,439
Household Products 0.4%
Reynolds Consumer Products  3,924,600 112,087
112,087
Personal Care Products 0.3%
Kenvue  4,486,500 96,280
96,280
Total Consumer Staples 1,194,345
ENERGY 4.6%
Energy Equipment & Services 1.3%
TechnipFMC  11,733,900 294,638
Weatherford International (1) 1,148,500 132,560
427,198
Oil, Gas & Consumable Fuels 3.3%
Cheniere Energy  2,340,100 377,411
Chesapeake Energy  1,696,900 150,736
Coterra Energy  5,697,500 158,846
EQT  6,990,400 259,134
Range Resources  3,488,500 120,109
1,066,236
Total Energy 1,493,434
FINANCIALS 7.5%
Capital Markets 4.8%
Cboe Global Markets  898,900 165,155
Intercontinental Exchange  2,675,300 367,667
KKR  3,845,500 386,780
MarketAxess Holdings  748,900 164,196
Raymond James Financial  1,877,400 241,096

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tradeweb Markets, Class A  2,097,200 218,465
1,543,359
Financial Services 0.9%
Corpay (1) 798,900 246,493
Toast, Class A (1) 1,997,200 49,770
296,263
Insurance 1.8%
Assurant  1,991,900 374,955
Axis Capital Holdings  1,493,800 97,127
Markel Group (1) 74,900 113,959
586,041
Total Financials 2,425,663
HEALTH CARE 22.8%
Biotechnology 4.5%
Alnylam Pharmaceuticals (1) 1,398,000 208,931
Apellis Pharmaceuticals (1) 1,344,200 79,012
Argenx, ADR (1) 499,300 196,585
Ascendis Pharma, ADR (1) 748,900 113,211
Biogen (1) 1,173,500 253,042
CRISPR Therapeutics (1) 998,700 68,071
Cytokinetics (1) 998,900 70,033
Exact Sciences (1) 1,433,900 99,025
Ionis Pharmaceuticals (1) 4,705,900 204,001
Sarepta Therapeutics (1) 896,200 116,022
Vaxcyte (1) 657,970 44,946
1,452,879
Health Care Equipment & Supplies 7.8%
Alcon  3,107,300 258,807
Cooper  3,385,800 343,523
DENTSPLY SIRONA  4,242,300 140,802
Enovis (1) 3,219,700 201,070
Hologic (1) 10,735,300 836,924
QuidelOrtho (1) 3,295,400 157,982
Teleflex  2,569,900 581,234
2,520,342
Health Care Providers & Services 2.0%
Acadia Healthcare (1) 4,161,200 329,650
Molina Healthcare (1) 723,600 297,277
626,927
Health Care Technology 1.5%
Veeva Systems, Class A (1) 2,142,900 496,488
496,488

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 6.6%
Agilent Technologies  4,957,500 721,366
Avantor (1) 19,926,400 509,518
Bruker  5,476,300 514,444
Mettler-Toledo International (1) 129,800 172,801
West Pharmaceutical Services  499,100 197,499
2,115,628
Pharmaceuticals 0.4%
Catalent (1) 1,998,700 112,827
112,827
Total Health Care 7,325,091
INDUSTRIALS & BUSINESS SERVICES 16.7%
Aerospace & Defense 2.6%
BWX Technologies  1,730,700 177,604
Howmet Aerospace  597,600 40,894
Textron  6,491,100 622,691
841,189
Commercial Services & Supplies 0.9%
Veralto  1,991,900 176,602
Waste Connections  693,800 119,340
295,942
Construction & Engineering 0.3%
Quanta Services  398,400 103,504
103,504
Electrical Equipment 0.1%
Shoals Technologies Group, Class A (1) 2,460,000 27,503
27,503
Ground Transportation 1.6%
JB Hunt Transport Services  2,577,100 513,487
513,487
Industrial Conglomerates 0.5%
Roper Technologies  299,400 167,915
167,915
Machinery 4.5%
Esab  3,099,082 342,666
Fortive  4,481,200 385,473
IDEX  821,500 200,462
Ingersoll Rand  5,593,500 531,103
1,459,704

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.5%
Southwest Airlines  5,492,500 160,326
160,326
Professional Services 4.5%
Broadridge Financial Solutions  1,294,600 265,212
Equifax  1,843,000 493,039
Paylocity Holding (1) 1,872,800 321,859
TransUnion  2,597,000 207,241
Verisk Analytics  698,800 164,728
1,452,079
Trading Companies & Distributors 1.2%
Ferguson  649,300 141,827
United Rentals  349,600 252,100
393,927
Total Industrials & Business Services 5,415,576
INFORMATION TECHNOLOGY 17.6%
Electronic Equipment, Instruments & Components 2.7%
Amphenol, Class A  2,698,000 311,214
Cognex  2,894,800 122,797
Keysight Technologies (1) 2,558,300 400,067
Littelfuse  206,872 50,136
884,214
IT Services 0.3%
MongoDB (1) 247,100 88,620
88,620
Semiconductors & Semiconductor Equipment 7.4%
Astera Labs (1) 90,000 6,677
Lattice Semiconductor (1) 4,993,200 390,618
Marvell Technology  12,477,700 884,420
Microchip Technology  10,468,400 939,120
NXP Semiconductors  672,200 166,551
2,387,386
Software 6.9%
Atlassian, Class A (1) 574,200 112,032
CCC Intelligent Solutions Holdings (1) 21,300,248 254,751
Crowdstrike Holdings, Class A (1) 1,698,000 544,362
Fair Isaac (1) 298,700 373,259
Fortinet (1) 2,495,600 170,474
PTC (1) 2,646,400 500,011
Tyler Technologies (1) 649,600 276,086
2,230,975

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Class A (1) 1,597,800 83,070
83,070
Total Information Technology 5,674,265
MATERIALS 5.7%
Chemicals 0.4%
RPM International  1,198,400 142,550
142,550
Construction Materials 1.5%
Martin Marietta Materials  796,600 489,065
489,065
Containers & Packaging 3.8%
Avery Dennison  1,983,200 442,749
Ball  8,962,600 603,721
Sealed Air  4,978,500 185,200
1,231,670
Total Materials 1,863,285
REAL ESTATE 0.5%
Real Estate Management & Development 0.5%
CoStar Group (1) 1,797,500 173,638
Total Real Estate 173,638
Total Common Stocks (Cost $18,468,038) 30,972,690
CONVERTIBLE PREFERRED STOCKS 0.3%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(2)(3) 3,278,524 11,934
Total Health Care 11,934
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date: 8/31/21, Cost $18,583 (1)
(2)(3) 252,883 18,587
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,088 (1)(2)
(3) 96,442 7,088
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)(2)(3) 839,788 3,435
Total Information Technology 29,110

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(3) 408,411 19,496
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)(2)
(3) 921,478 18,687
Total Materials 38,183
Total Convertible Preferred Stocks (Cost $127,125) 79,227
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Treasury Reserve Fund, 5.37% (4)(5) 1,194,570,737 1,194,571
Total Short-Term Investments (Cost $1,194,571) 1,194,571
Total Investments in Securities 100.1%
(Cost $19,789,734) $ 32,246,488
Other Assets Less Liabilities (0.1)% (20,280)
Net Assets 100.0% $ 32,226,208
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$79,227 and represents 0.3% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Teleflex  $ 664 $ (60,305) $ —
T. Rowe Price Treasury Reserve Fund, 5.37% — — 13,625
Totals $ 664# $ (60,305) $ 13,625+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
Teleflex  $ 641,926 $ — $ 387 $ *
T. Rowe Price Treasury Reserve
Fund, 5.37% 863,799  ¤  ¤ 1,194,571
Total $ 1,194,571^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $13,625 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,194,571.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 30,972,690 $ — $ — $ 30,972,690
Convertible Preferred Stocks — — 79,227 79,227
Short-Term Investments 1,194,571 — — 1,194,571
Total $ 32,167,261 $ — $ 79,227 $ 32,246,488

T. ROWE PRICE Mid-Cap Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F64-054Q1 03/24